INCOME TAXES	12 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

15.  INCOME TAXES

(a) Provision for Income Taxes

Major items causing the Company's effective income tax rate to differ from the combined Canadian federal and provincial statutory rate of 26.5% (2024 - 26.5%) were as follows:

	2025	2024
	$	$
Loss before income taxes	(10,039,658)	(11,703,990)
Expected income tax recovery based on statutory rate	(2,661,000)	(3,102,000)
Adjustments to expected income tax benefit:
Share-based compensation	405,000	473,000
Non-deductible expenses and other	7,000	(33,000)
Change in benefit of tax assets not recognised	2,249,000	2,662,000
Deferred income tax provision (recovery)	-	-

b) Deferred Income Tax

The components of deferred tax are summarised below. Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

	2025	2024
	$	$
Recognised deferred tax assets and liabilities
Interest in exploration and evaluation property	-	507,635
Property and equipment	-	(515,160)
Right-of-use assets	(78,000)	(121,000)
Lease liability	78,000	128,525
Net deferred tax assets	-	-

Deferred income tax assets have not been recognised in respect of the following deductible temporary differences:

	2025	2024
	$	$
Non-capital loss carry-forwards	43,742,000	29,628,000
Equipment	390,000	-
Interest in exploration and evaluation property	28,256,000	26,340,000
Scientific research and development	512,000	580,000
Share issue costs	317,000	675,000
Lease liability	39,000	-
Deductible temporary differences	73,256,000	57,474,000

Deferred tax assets have not been recognised in respect of these temporary differences because it is not probable that future taxable profits will be available against which the Company can utilise the benefits.

c) Loss Carry-Forwards

The Company has available non-capital losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilised, the non-capital losses of approximately $43,742,000 will expire between the fiscal years ending March 31, 2031 and March 31, 2045.

The Company has approximately $35,250,000 of Canadian development and exploration expenditures as at March 31, 2025 (2024: $35,250,000), which under certain circumstances may be utilised to reduce the taxable income of future years.